Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2023
Cash Flow Reconciliations
Cash Flow Reconciliations

19. Cash Flow Reconciliations

The reconciliations of the Partnership’s financing activities for the three years ended December 31, 2023 are presented in the following tables:

A reconciliation of borrowings arising from financing activities is as follows:

			Deferred
		Non-cash	financing
	Cash flows	items	costs, assets	Borrowings
January 1, 2021				1,285,543
Borrowings repayments	(205,179)	—	—	(205,179)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	5,394	—	5,394
December 31, 2021				1,085,758
Borrowings repayments	(168,585)	—	—	(168,585)
Additions in deferred loan issuance costs	(21)	(14)	14	(21)
Amortization and write-off of deferred loan issuance costs (Note 13)	—	4,794	—	4,794
December 31, 2022				921,946
Borrowings drawdowns	—	50,000	—	50,000
Borrowings repayments (Note 7)	(217,070)	(764,080)	—	(981,150)
Additions in deferred loan issuance costs	359	(19)	(14)	326
Amortization and write-off of deferred loan issuance costs (Note 13)	—	8,878	—	8,878
December 31, 2023				—

A reconciliation of net derivative assets/liabilities arising from financing activities is as follows:

		Non-cash	Net derivative
	Cash flows	items	(liabilities)/assets
January 1, 2021			(20,337)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	11,092	11,092
December 31, 2021			(9,245)
Unrealized gain on interest rate swaps held for trading (Note 18)	—	12,821	12,821
December 31, 2022			3,576
Proceeds from interest rate swaps termination (Note 18)	(3,488)	—	(3,488)
Unrealized loss on interest rate swaps held for trading (Note 18)	—	(88)	(88)
December 31, 2023			—

A reconciliation of lease liabilities arising from financing activities is as follows:

		Non-cash
	Cash flows	items	Lease liabilities
January 1, 2021			444
Additions	—	57,671	57,671
Interest expense on leases (Note 13)	—	333	333
Payments for interest	(333)	—	(333)
Payments for lease liabilities	(2,217)	—	(2,217)
December 31, 2021			55,898
Additions	—	18,913	18,913
Interest expense on leases (Note 13)	—	1,668	1,668
Payments for interest	(1,668)	—	(1,668)
Payments for lease liabilities	(12,242)	—	(12,242)
December 31, 2022			62,569
Additions	—	54,442	54,442
Interest expense on leases (Note 13)	—	3,785	3,785
Payments for interest	(3,785)	—	(3,785)
Payments for lease liabilities	(23,103)	—	(23,103)
December 31, 2023			93,908